Commitments Under Finance Leases (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 21	£ 64
Amounts payable within 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	21	44
Amounts payable 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	0	20
Amounts payable 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	0	0
Amounts payable in more than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 0	£ 0